Discontinued Operations (Tables)	12 Months Ended
Mar. 31, 2015
Discontinued Operations [Abstract]
Schedule of Discontinued Operations

	March 31,
	2014	2015
ASSETS

Current assets:
Inventories	$321	$-
Prepaid expenses and other current assets	20	-
Total current assets	341	-
Property, plant and equipment, net	57	-
Total assets	$398	$-

LIABILITIES

Current liabilities:
Accounts payable	$136	$$22
Accrued payroll and employee benefits	142	-
Other accrued liabilities	11	3
Total current liabilities	$289	$25

	Years ended March 31,
	2013		2014	2015
Net sales

$

		692	$-	$1

Loss from discontinued operations, before income taxes

$

		(449)	$(411)	$(348)
Income taxes		-	-	-
Loss from discontinued operations, after income taxes	$	$(449)	$(411)	$(348)